Label	Element	Value
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $5.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	110.80%
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $508.17 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.90%
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $431.94 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator Growth-100 Power Buffer ETF™ - March | Invesco QQQ Trust Series 1, Expiration: 02/27/2026; Exercise Price: $585.21 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.70%)